Note 12 - Subordinated Debentures (Trust Preferred Securities)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subordinated Borrowings Disclosure [Text Block]
(
1
2
)
Subordinated
Debentures
(Trust
Preferred
Securities)

					Total
			3 - M onth	Added	Interest		5 - Year
Description	Date	Amount	Libor Rate	Points	Rate	Maturity	Call Option
	(In Thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,640	1.60042	2.68	4.28042	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,155	1.69465	1.50	3.19465	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,279	1.69465	1.65	3.34465	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,155	1.37796	1.40	2.77796	9/14/2037	9/14/2012

The
Trust Preferred Securities are recorded as subordinated debentures on the consolidated balance sheets, and subject to certain limitations, qualify as Tier
1
Capital for regulatory capital purposes. The proceeds from these offerings were used to fund certain acquisitions, pay off holding company debt and inject capital into the Bank subsidiary. The Trust Preferred Securities pay interest quarterly.